Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (19,423,475)	$ (11,069,835)
Adjustments for:
Amortization	26,969	134,001
Depreciation	362,123	138,085
Impairment of accounts receivable	198,513
Change in fair value of derivative liability	(57,314)	(5,168,672)
Impairment of inventory	208,247
Impairment (Gain) on recovery of notes receivable	104,780	(771,260)
Finance and other costs	3,893	6,735
Gain on disposal of assets	(16,295)
Income from government assistance		(4,701)
Share-based payments	1,808,302	2,450,649
Adjustment for profit loss	(16,784,257)	(14,284,998)
Net changes in non-cash working capital items:
Receivables	743,149	(496,600)
Inventory	(993,769)	(119,388)
Prepaids	482,491	2,439,160
Trade payables and accrued liabilities	1,236,740	293,885
Customer deposits	(145,804)	(111,997)
Deferred income	74,110	(53,169)
Cash used in operating activities	(15,387,340)	(12,333,107)
INVESTING ACTIVITIES
Purchase of equipment	(410,387)	(51,289)
Disposal of equipment	46,976	10,755
Repayment of notes receivable	63,833	550,000
Cash provided by (used in) investing activities	(299,578)	509,466
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	12,605,112
Share issue costs	(2,009,116)	(5,122)
Proceeds from issuance of common shares for warrants exercised		74,227
Proceeds from issuance of common shares for stock options exercised		26,875
Repayment of loans	(5,060)	(5,060)
Repayment of lease liabilities	(233,089)	(112,070)
Cash provided by (used in) financing activities	10,357,847	(21,150)
Effects of exchange rate changes on cash	(108,626)	493,413
Change in cash	(5,329,071)	(11,844,791)
Cash and cash equivalents, beginning of year	7,894,781	23,075,713
Cash and cash equivalents, end of period	2,457,084	11,724,335
Interest paid	$ 80,258	$ 36,603